Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Gain (loss) on recycling of currency translation differences	£ (34)	£ (1)	£ 0